Shareholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	May 08, 2017	Jun. 10, 2015	Feb. 17, 2015	Jan. 08, 2015	Feb. 03, 2014	Nov. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shareholders' Equity (Textual)
Issuance of ordinary shares							$ 746	$ 1,283	$ 760
Trading description							For each Ordinary Share purchased under the SEDA, YA will pay 95% for 2014 SEDA and 93% for 2015 and 2017 SEDA, of the lowest daily VWAP (as defined below) of the Ordinary Shares during the five consecutive trading days (or, for the 2015 and 2017 SEDA, commencing June 2016, three consecutive trading days), following the date of an advance notice from the Company (provided such VWAP is greater than or equal to 90% of the last closing price of the Ordinary shares at the time of delivery of the advance notice). Notwithstanding the forgoing, the notice shall not exceed $500 for the 2014, 2015 and 2017 SEDA.
Ordinary shares, shares authorized							4,000,000	4,000,000
Increase in authorized share				1,500,000
Increase in common shares authorized prior to amendment				2,500,000
Stock option compensation expenses							$ 60	$ 124	130
Prepaid expenses related to 2017 SEDA							140
Subsidiary [Member] | January 1, 2016 [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares								162,734
Issuance of ordinary share value								$ 298
Stock Option [Member]
Shareholders' Equity (Textual)
Stock option compensation expenses							$ 60	$ 124	$ 119
Options still available for future grants							117,183
Vesting period							4 years
Stock option plan expiration date						May 31, 2023
Weighted-average grant-date fair value of options granted							$ 2.16	$ 2.08	$ 2.43
Weighted-average grant-date fair value of unvested options							$ 2.22
Total intrinsic value of options exercised							$ 0	$ 0	$ 0
Unrecognized compensation cost related to non-vested share-based compensation arrangements							$ 107	$ 98
Share based compensation options description						On November 2016 and on December 2017, the Company's shareholders approved an increase in the number of options for Ordinary Shares available for issuance under the Plan by 125,000 and 100,000, respectively, resulting in 500,000 options for Ordinary Shares available for issuance under the Plan.	Each option granted under the Plan expires between 4-10 years from the date of the grant.
Options exercised								10,000
Exercise price of options								$ 29.6
YA Global Master SPV Ltd. [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares	$ 2,000		$ 1,300		$ 2,000
Number of ordinary shares issued, shares							354,096	565,402	111,951
Number of ordinary shares issued							$ 606	$ 1,260	$ 187
Ordinary shares issued for commitment fee							67,307		28,930	13,711
Issuance expenses							$ 22	$ 24	$ 13
YA Global Master SPV Ltd. [Member] | Share Purchase Agreement [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares, shares		244,630
Issuance of ordinary shares		$ 573
Shares issued, Price per share		$ 2.406
Issuance expenses		$ 16
2014 SEDA [Member]
Shareholders' Equity (Textual)
Agreement period, Description							Three-year period
2015 SEDA [Member]
Shareholders' Equity (Textual)
Agreement period, Description							Forty-month period
2017 SEDA [Member]
Shareholders' Equity (Textual)
Agreement period, Description							Four-year
Cukierman & Co. [Member]
Shareholders' Equity (Textual)
Shares issued for services							0	0	4,065
iDnext [Member]
Shareholders' Equity (Textual)
Shares issued for services								4,882